Weighted-Average Assumptions Used to Determine Net Pension and Severance Costs, Foreign Plans (Detail) (Foreign plans)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	4.70%	5.70%
Expected return on plan assets	7.50%	7.50%	4.40%
Rate of compensation increase	3.00%	3.00%	2.90%